Deferred tax - Summary of deferred tax assets and liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax
Deferred tax assets	€ 2,514	€ 1,978	€ 1,957
Deferred tax assets unrecognized	223,377	164,079	128,377
Deferred taxes in the consolidated statement of operations	535	20	231
Tax benefit arising from previously unrecognized tax assets used to reduce deferred tax expense (+)	1,973	414	421
Deferred tax expenses relating to change in tax rates		(181)
Deferred tax expenses relating to use of previously recognized deferred tax assets	€ (1,438)	€ (213)	€ (190)